Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.8%)
ATN International, Inc.	3,696	216
Care.com, Inc. *	9,568	100
Cincinnati Bell, Inc. *	17,121	87
Cogent Communications Holdings, Inc.	14,148	780
Consolidated Communications Holdings, Inc.	24,474	116
The E.W. Scripps Co. - Class A	18,493	246
Frontier Communications Corp. *	35,778	31
Gannett Co., Inc.	38,921	418
Iridium Communications, Inc. *	32,871	699
The Marcus Corp.	7,804	289
New Media Investment Group, Inc.	20,537	181
QuinStreet, Inc. *	15,575	196
Scholastic Corp.	10,474	395
Spok Holdings, Inc.	6,072	72
TechTarget, Inc. *	7,793	176
Vonage Holdings Corp. *	77,273	873

Total		4,875

Consumer Discretionary (13.1%)
Abercrombie & Fitch Co. - Class A	21,442	334
American Axle & Manufacturing Holdings, Inc. *	38,192	314
American Public Education, Inc. *	5,449	122
Asbury Automotive Group, Inc. *	6,570	672
Barnes & Noble Education, Inc. *	12,932	40
Big Lots, Inc.	13,245	325
BJ’s Restaurants, Inc.	6,948	270
Bloomin’ Brands, Inc.	29,484	558
Boot Barn Holdings, Inc. *	9,669	337
The Buckle, Inc.	9,694	200
Caleres, Inc.	14,337	336
Callaway Golf Co.	31,950	620
Career Education Corp. *	23,806	378
The Cato Corp. - Class A	7,420	131
Cavco Industries, Inc. *	2,909	559
Century Communities, Inc. *	8,889	272
Chico’s FAS, Inc.	40,025	161

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
The Children’s Place, Inc.	5,287	407
Chuy’s Holdings, Inc. *	5,639	140
Conn’s, Inc. *	6,477	161
Cooper Tire & Rubber Co.	17,037	445
Cooper-Standard Holding, Inc. *	5,739	235
Core-Mark Holding Co., Inc.	15,579	500
Crocs, Inc. *	21,275	591
Dave & Buster’s Entertainment, Inc.	10,477	408
Designer Brands, Inc.	18,735	321
DineEquity, Inc.	5,832	442
Dorman Products, Inc. *	9,908	788
El Pollo Loco Holdings, Inc. *	7,005	77
Ethan Allen Interiors, Inc.	8,306	159
Express, Inc. *	22,839	79
Fiesta Restaurant Group, Inc. *	7,277	76
Fossil Group, Inc. *	15,767	197
Fox Factory Holding Corp. *	13,047	812
GameStop Corp. - Class A	30,651	169
Garrett Motion, Inc. *	25,338	252
Genesco, Inc. *	4,842	194
Gentherm, Inc. *	11,200	460
G-III Apparel Group, Ltd. *	14,591	376
Group 1 Automotive, Inc.	5,928	547
Guess?, Inc.	14,481	268
Haverty Furniture Cos., Inc.	6,169	125
Hibbett Sports, Inc. *	6,071	139
Installed Building Products, Inc. *	7,237	415
iRobot Corp. *	9,550	589
J.C. Penney Co., Inc. *	101,448	90
Kontoor Brands, Inc.	15,837	556
La-Z-Boy, Inc.	15,834	532
LCI Industries	8,498	781
LGI Homes, Inc. *	6,777	565
Liquidity Services, Inc. *	9,141	68
Lithia Motors, Inc. - Class A	7,611	1,008
Lumber Liquidators Holdings, Inc. *	9,745	96
M.D.C. Holdings, Inc.	16,830	725
M/I Homes, Inc. *	9,377	353

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
MarineMax, Inc. *	7,352	114
Meritage Homes Corp. *	12,219	860
The Michaels Cos., Inc. *	27,416	268
Monarch Casino & Resort, Inc. *	4,045	169
Monro Muffler Brake, Inc.	11,281	891
Motorcar Parts of America, Inc. *	6,414	108
Movado Group, Inc.	5,573	139
Office Depot, Inc.	185,524	326
Oxford Industries, Inc.	5,779	414
PetMed Express, Inc.	6,851	123
Red Robin Gourmet Burgers, Inc. *	4,403	146
Regis Corp. *	8,326	168
Rent-A-Center, Inc.	16,585	428
Restoration Hardware, Inc. *	5,429	927
Ruth’s Hospitality Group, Inc.	9,412	192
Shake Shack, Inc. - Class A *	10,386	1,018
Shoe Carnival, Inc.	3,143	102
Shutterstock, Inc. *	6,472	234
Signet Jewelers, Ltd.	17,746	297
Sleep Number Corp. *	9,957	411
Sonic Automotive, Inc. - Class A	8,237	259
Stamps.com, Inc. *	5,537	412
Standard Motor Products, Inc.	6,822	331
Steven Madden, Ltd.	26,509	949
Strategic Education, Inc.	7,454	1,013
Sturm, Ruger & Co., Inc.	5,640	236
Tailored Brands, Inc.	17,154	75
The Tile Shop Holdings, Inc.	12,448	40
TopBuild Corp. *	11,641	1,123
Tupperware Brands Corp.	16,567	263
Unifi, Inc. *	4,960	109
Universal Electronics, Inc. *	4,713	240
Vera Bradley, Inc. *	8,016	81
Vista Outdoor, Inc. *	19,611	121
Vitamin Shoppe, Inc. *	5,229	34
William Lyon Homes - Class A *	11,211	228
Wingstop, Inc.	9,997	873
Winnebago Industries, Inc.	10,736	412

Index 600 Stock Portfolio

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Wolverine World Wide, Inc.	28,948	818
Zumiez, Inc. *	6,911	219

Total		34,946

Consumer Staples (4.0%)
The Andersons, Inc.	11,070	248
Avon Products, Inc. *	150,535	662
B&G Foods, Inc.	22,199	420
Calavo Growers, Inc.	5,556	529
Cal-Maine Foods, Inc.	10,284	411
Central Garden & Pet Co. *	3,505	102
Central Garden & Pet Co. - Class A *	14,031	389
The Chefs’ Warehouse, Inc. *	8,640	348
Coca-Cola Bottling Co. Consolidated	1,576	479
Darling Ingredients, Inc. *	55,941	1,070
Dean Foods Co.	31,203	36
Fresh Del Monte Produce, Inc.	10,305	352
Inter Parfums, Inc.	5,980	418
J & J Snack Foods Corp.	5,054	970
John B. Sanfilippo & Son, Inc.	2,985	288
Medifast, Inc.	4,019	417
MGP Ingredients, Inc.	4,509	224
National Beverage Corp.	3,958	176
PriceSmart, Inc.	7,595	540
Seneca Foods Corp. - Class A *	2,330	73
SpartanNash Co.	12,337	146
United Natural Foods, Inc. *	17,896	206
Universal Corp.	8,479	465
USANA Health Sciences, Inc. *	4,383	300
Vector Group, Ltd.	39,143	466
WD-40 Co.	4,662	856

Total		10,591

Energy (3.5%)
Archrock, Inc.	43,348	432
Bonanza Creek Energy, Inc. *	6,306	141
C&J Energy Services, Inc. *	22,419	241
Callon Petroleum Co. *	77,539	336
Carrizo Oil & Gas, Inc. *	31,427	270
CONSOL Energy, Inc. *	9,259	145
Denbury Resources, Inc. *	159,474	190
Diamond Offshore Drilling, Inc. *	21,975	122
DMC Global, Inc.	4,973	219

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Dril-Quip, Inc. *	12,294	617
ERA Group, Inc. *	6,705	71
Exterran Corp. *	10,067	131
Geospace Technologies Corp. *	4,628	71
Green Plains, Inc.	12,188	129
Gulf Island Fabrication, Inc. *	4,295	23
Gulfport Energy Corp. *	49,252	133
Helix Energy Solutions Group, Inc. *	47,989	387
HighPoint Resources Corp. *	37,039	59
Jagged Peak Energy, Inc. *	20,280	147
KLX Energy Services Holdings, Inc. *	7,134	62
Laredo Petroleum, Inc. *	61,282	148
Matrix Service Co. *	9,212	158
McDermott International, Inc. *	61,707	125
Nabors Industries, Ltd.	114,774	215
Newpark Resources, Inc. *	30,581	233
Noble Corp. PLC *	84,611	107
Oil States International, Inc. *	20,546	273
Par Pacific Holdings, Inc. *	12,471	285
PDC Energy, Inc. *	19,996	555
Penn Virginia Corp. *	4,565	133
ProPetro Holding Corp. *	27,960	254
QEP Resources, Inc.	80,784	299
Range Resources Corp.	70,843	271
Renewable Energy Group, Inc. *	13,229	198
REX American Resources Corp. *	1,902	145
Ring Energy, Inc. *	20,262	33
RPC, Inc.	17,487	98
SEACOR Holdings, Inc. *	5,934	279
SM Energy Co.	36,022	349
SRC Energy, Inc. *	82,682	385
TETRA Technologies, Inc. *	42,642	86
Unit Corp. *	18,858	64
US Silica Holdings, Inc.	24,984	239
Valaris PLC	67,188	323
Whiting Petroleum Corp. *	31,001	249

Total		9,430

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Financials (16.4%)
Ambac Financial Group, Inc. *	15,467	302
American Equity Investment Life Holding Co.	30,892	748
Ameris Bancorp	22,189	893
AMERISAFE, Inc.	6,553	433
Appollo Commercial Real Estate Finance, Inc.	48,483	929
ARMOUR Residential REIT, Inc.	20,099	337
Axos Financial, Inc. *	18,090	500
Banc of California, Inc.	15,232	215
Banner Corp.	11,740	659
Berkshire Hills Bancorp, Inc.	14,865	435
Blucora, Inc. *	16,588	359
Boston Private Financial Holdings, Inc.	28,489	332
Brookline Bancorp, Inc.	27,108	399
Cadence Bancorp	43,704	767
Capstead Mortgage Corp.	32,582	240
Central Pacific Financial Corp.	9,697	275
City Holding Co.	5,568	425
Columbia Banking System, Inc.	24,767	914
Community Bank System, Inc.	17,519	1,081
Customers Bancorp, Inc. *	9,756	202
CVB Financial Corp.	45,207	944
Dime Community Bancshares	10,501	225
Donnelley Financial Solutions, Inc. *	10,599	131
Eagle Bancorp, Inc.	11,729	523
eHealth, Inc. *	6,815	455
Employers Holdings, Inc.	10,837	472
Encore Capital Group, Inc. *	9,385	313
Enova International, Inc. *	11,545	240
EZCORP, Inc. - Class A *	17,818	115
First Bancorp	73,791	736
First Commonwealth Financial Corp.	33,446	444
First Financial Bancorp	33,470	819
First Midwest Bancorp, Inc.	37,512	731
Flagstar Bancorp, Inc.	9,590	358
Franklin Financial Network, Inc.	4,519	137
Glacier Bancorp, Inc.	29,087	1,177
Granite Point Mortgage Trust, Inc.	18,626	349

Index 600 Stock Portfolio

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Great Western Bancorp, Inc.	19,334	638
Greenhill & Co., Inc.	5,400	71
Hanmi Financial Corp.	10,502	197
HCI Group, Inc.	2,222	93
Heritage Financial Corp. of Washington	12,523	338
HomeStreet, Inc. *	8,284	226
Hope Bancorp, Inc.	43,017	617
Horace Mann Educators Corp.	13,989	648
Independent Bank Corp.	11,669	871
INTL FCStone, Inc. *	5,531	227
Invesco Mortgage Capital, Inc.	48,489	742
James River Group Holdings, Ltd.	10,315	529
LegacyTexas Financial Group, Inc.	16,582	722
Meta Financial Group, Inc.	11,833	386
National Bank Holding Corp. - Class A	10,573	362
NBT Bancorp, Inc.	14,865	544
New York Mortgage Trust, Inc.	89,266	544
NMI Holdings, Inc. - Class A *	23,011	604
Northfield Bancorp, Inc.	14,718	236
Northwest Bancshares, Inc.	34,038	558
OFG Bancorp	17,435	382
Old National Bancorp	58,482	1,006
Opus Bank	7,385	161
Oritani Financial Corp.	13,016	230
Pacific Premier Bancorp, Inc.	20,496	639
PennyMac Mortgage Investment Trust	29,815	663
Piper Jaffray Cos., Inc.	4,823	364
PRA Group, Inc. *	15,419	521
Preferred Bank	4,728	248
ProAssurance Corp.	18,254	735
Provident Financial Services, Inc.	20,586	505
Redwood Trust, Inc.	38,061	625
RLI Corp.	13,535	1,258
S&T Bancorp, Inc.	11,693	427
Safety Insurance Group, Inc.	4,963	503
Seacoast Banking Corp. of Florida *	17,474	442
ServisFirst Bancshares, Inc.	15,633	518
Simmons First National Corp. - Class A	32,804	817
Southside Bancshares, Inc.	10,772	367
Stewart Information Services Corp.	8,051	312

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Third Point Reinsurance, Ltd. *	27,141	271
Tompkins Financial Corp.	4,204	341
Triumph Bancorp, Inc. *	8,186	261
TrustCo Bank Corp.	32,906	268
United Community Banks, Inc.	26,852	761
United Fire Group, Inc.	7,290	343
United Insurance Holdings Corp.	7,046	99
Universal Insurance Holdings, Inc.	10,671	320
Veritex Holdings, Inc.	16,531	401
Virtus Investment Partners, Inc.	2,217	245
Waddell & Reed Financial, Inc. - Class A	24,813	426
Walker & Dunlop, Inc.	9,706	543
Westamerica Bancorporation	9,162	570
WisdomTree Investments, Inc.	40,025	209
World Acceptance Corp. *	2,149	274

Total		43,822

Health Care (11.4%)
Acorda Therapeutics, Inc. *	16,326	47
Addus HomeCare Corp. *	4,463	354
Akorn, Inc. *	32,124	122
AMAG Pharmaceuticals, Inc. *	11,511	133
AMN Healthcare Services, Inc. *	15,844	912
Amphastar Pharmaceuticals, Inc. *	11,706	232
AngioDynamics, Inc. *	12,715	234
ANI Pharmaceuticals, Inc. *	3,157	230
Anika Therapeutics, Inc. *	4,680	257
Arrowhead Pharmaceuticals, Inc. *	32,360	912
Assertio Therapeutics, Inc. *	21,901	28
BioTelemetry, Inc. *	11,507	469
Cambrex Corp. *	11,439	681
Cardiovascular Systems, Inc. *	11,975	569
Community Health Systems, Inc. *	40,085	144
Computer Programs and Systems, Inc.	4,241	96
CONMED Corp.	9,607	924

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Corcept Therapeutics, Inc. *	34,743	491
CorVel Corp. *	3,074	233
Cross Country Healthcare, Inc. *	12,526	129
CryoLife, Inc. *	12,732	346
Cutera, Inc. *	4,811	141
Cytokinetics, Inc. *	19,925	227
Diplomat Pharmacy, Inc. *	19,569	96
Eagle Pharmaceuticals, Inc. *	3,434	194
Emergent Biosolutions, Inc. *	14,893	779
Enanta Pharmaceuticals, Inc. *	5,413	325
Endo International PLC *	68,416	220
Ensign Group, Inc.	17,040	808
Genomic Health, Inc. *	7,344	498
HealthStream, Inc. *	8,684	225
Heska Corp. *	2,383	169
HMS Holdings Corp. *	29,661	1,022
Innoviva, Inc. *	22,697	239
Inogen, Inc. *	6,182	296
Integer Holdings Corp. *	11,085	838
Invacare Corp.	11,434	86
Lannett Co., Inc. *	11,388	127
Lantheus Holdings, Inc. *	13,269	333
LeMaitre Vascular, Inc.	5,526	189
LHC Group, Inc. *	10,057	1,142
Luminex Corp.	14,225	294
Magellan Health, Inc. *	7,374	458
The Medicines Co. *	25,058	1,253
Medpace Holdings, Inc. *	9,212	774
Meridian Bioscience, Inc.	14,503	138
Merit Medical Systems, Inc. *	18,735	571
Mesa Laboratories, Inc.	1,360	323
Momenta Pharmaceuticals, Inc. *	33,516	434
Myriad Genetics, Inc. *	25,082	718
Natus Medical, Inc. *	11,568	368
Neogen Corp. *	17,786	1,211
NeoGenomics, Inc. *	35,266	674
NextGen Healthcare, Inc. *	16,429	257
Omnicell, Inc. *	14,144	1,022
OraSure Technologies, Inc. *	20,959	157
Orthofix Medical, Inc. *	6,462	343
Owens & Minor, Inc.	21,378	124
Pacira Biosciences, Inc. *	14,124	538

Index 600 Stock Portfolio

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Phibro Animal Health Corp. - Class A	6,889	147
Progenics Pharmaceuticals, Inc. *	29,345	148
The Providence Service Corp. *	3,921	233
REGENXBIO, Inc. *	10,623	378
Select Medical Holdings Corp. *	36,840	610
Spectrum Pharmaceuticals, Inc. *	38,321	318
Supernus Pharmaceuticals, Inc. *	17,809	489
Surmodics, Inc. *	4,581	209
Tabula Rasa HealthCare, Inc. *	6,675	367
Tactile Systems Technology, Inc. *	6,441	273
Tivity Health, Inc. *	14,618	243
US Physical Therapy, Inc.	4,337	566
Vanda Pharmaceuticals, Inc. *	18,089	240
Varex Imaging Corp. *	13,039	372
Xencor, Inc. *	16,726	564

Total		30,311

Industrials (17.2%)
AAON, Inc.	13,801	634
AAR Corp.	11,193	461
ABM Industries, Inc.	22,552	819
Actuant Corp. - Class A	18,573	407
Aegion Corp. *	10,490	224
Aerojet Rocketdyne Holdings, Inc. *	24,578	1,241
Aerovironment, Inc. *	7,328	392
Alamo Group, Inc.	3,291	387
Albany International Corp. - Class A	10,424	940
Allegiant Travel Co.	4,485	671
American Woodmark Corp. *	5,286	470
Apogee Enterprises, Inc.	9,005	351
Applied Industrial Technologies, Inc.	13,106	744
ArcBest Corp.	8,665	264
Arcosa, Inc.	16,430	562
Astec Industries, Inc.	7,652	238
Atlas Air Worldwide Holdings, Inc. *	8,779	222
AZZ, Inc.	8,880	387
Barnes Group, Inc.	16,157	833
Brady Corp. - Class A	16,794	891
Briggs & Stratton Corp.	14,280	87
Chart Industries, Inc. *	12,152	758

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
CIRCOR International, Inc. *	6,759	254
Comfort Systems USA, Inc.	12,514	554
Cubic Corp.	10,587	746
DXP Enterprises, Inc. *	5,440	189
Echo Global Logistics, Inc. *	9,264	210
Encore Wire Corp.	7,099	400
EnPro Industries, Inc.	6,992	480
ESCO Technologies, Inc.	8,822	702
Exponent, Inc.	17,629	1,232
Federal Signal Corp.	20,494	671
Forrester Research, Inc.	3,591	115
Forward Air Corp.	9,614	613
Franklin Electric Co., Inc.	13,059	624
FTI Consulting, Inc. *	12,747	1,351
Gibraltar Industries, Inc. *	10,942	503
GMS, Inc. *	14,139	406
The Greenbrier Cos., Inc.	11,030	332
Griffon Corp.	14,461	303
Harsco Corp. *	27,259	517
Hawaiian Holdings, Inc.	16,058	422
Heartland Express, Inc.	15,866	341
Heidrick & Struggles International, Inc.	6,496	177
Hillenbrand, Inc.	21,279	657
Hub Group, Inc. - Class A *	11,347	528
Insteel Industries, Inc.	6,210	127
Interface, Inc.	19,841	287
John Bean Technologies Corp.	10,751	1,069
Kaman Corp.	9,465	563
Kelly Services, Inc. - Class A	11,261	273
Korn Ferry	19,007	734
Lindsay Corp.	3,662	340
Lydall, Inc. *	5,954	148
Marten Transport, Ltd.	13,172	274
Matson, Inc.	14,552	546
Matthews International Corp. - Class A	10,692	378
Mercury Systems, Inc. *	18,834	1,529
Mobile Mini, Inc.	15,176	559
Moog, Inc. - Class A	11,037	895
Mueller Industries, Inc.	19,241	552
MYR Group, Inc. *	5,652	177
National Presto Industries, Inc.	1,710	152
Navigant Consulting, Inc.	13,003	363
Park Aerospace Corp.	6,610	116
Patrick Industries, Inc. *	7,619	327
PGT Innovations, Inc. *	19,893	344

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Pitney Bowes, Inc.	58,030	265
Powell Industries, Inc.	2,985	117
Proto Labs, Inc. *	9,128	932
Quanex Building Products Corp.	11,260	204
Raven Industries, Inc.	12,199	408
Resources Connection, Inc.	10,165	173
RR Donnelley & Sons Co.	24,041	91
Saia, Inc. *	8,797	824
Simpson Manufacturing Co., Inc.	13,804	958
SkyWest, Inc.	17,290	992
SPX Corp. *	14,952	598
SPX Flow, Inc. *	14,452	570
Standex International Corp.	4,229	308
Team, Inc. *	10,286	186
Tennant Co.	6,182	437
Titan International, Inc.	16,957	46
Triumph Group, Inc.	16,998	389
TrueBlue, Inc. *	13,606	287
UniFirst Corp.	5,215	1,018
Universal Forest Products, Inc.	20,837	831
US Ecology, Inc.	7,500	480
Veritiv Corp. *	4,319	78
Viad Corp.	6,897	463
Vicor Corp. *	6,198	183
Wabash National Corp.	18,491	268
Watts Water Technologies, Inc. - Class A	9,386	880

Total		46,049

Information Technology (13.3%)
3D Systems Corp. *	40,119	327
8x8, Inc. *	33,714	699
ADTRAN, Inc.	16,234	184
Advanced Energy Industries, Inc. *	13,008	747
Agilysys, Inc. *	6,914	177
Alarm.com Holdings, Inc. *	12,348	576
Anixter International, Inc. *	10,192	704
Applied Optoelectronics, Inc. *	6,461	72
Arlo Technologies, Inc. *	25,420	87
Axcelis Technologies, Inc. *	10,978	188
Badger Meter, Inc.	9,886	531
Bel Fuse, Inc. - Class B	3,444	52
Benchmark Electronics, Inc.	12,776	371
Bottomline Technologies, Inc. *	12,965	510

Index 600 Stock Portfolio

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Brooks Automation, Inc.	24,524	908
Cabot Microelectronics Corp.	9,859	1,392
CalAmp Corp. *	11,419	132
Cardtronics PLC *	12,459	377
CEVA, Inc. *	7,458	223
Cohu, Inc.	13,954	188
Comtech Telecommunications Corp.	8,196	266
CSG Systems International, Inc.	11,208	579
CTS Corp.	11,093	359
Daktronics, Inc.	12,669	94
Diebold, Inc. *	26,059	292
Digi International, Inc. *	9,554	130
Diodes, Inc. *	14,026	563
DSP Group, Inc. *	7,783	110
Ebix, Inc.	7,557	318
ePlus, Inc. *	4,586	349
EVERTEC, Inc.	20,272	633
Exlservice Holdings, Inc. *	11,604	777
Extreme Networks, Inc. *	41,010	298
Fabrinet *	12,516	655
FARO Technologies, Inc. *	5,888	285
FormFactor, Inc. *	25,529	476
Harmonic, Inc. *	30,427	200
Ichor Holdings, Ltd. *	7,621	184
II-VI, Inc. *	8,446	297
Insight Enterprises, Inc. *	12,152	677
Itron, Inc. *	11,925	882
KEMET Corp.	19,703	358
Knowles Corp. *	29,082	592
Kulicke and Soffa Industries, Inc.	21,530	506
LivePerson, Inc. *	20,693	739
ManTech International Corp. - Class A	9,101	650
MaxLinear, Inc. - Class A *	22,007	492
Methode Electronics, Inc. - Class A	12,594	424
MicroStrategy, Inc. - Class A *	2,786	413
Monotype Imaging Holdings, Inc.	14,029	278
MTS Systems Corp.	6,105	337
Nanometrics, Inc. *	8,009	261
NETGEAR, Inc. *	10,565	340
NIC, Inc.	22,737	470
OneSpan, Inc. *	11,094	161
OSI Systems, Inc. *	5,753	584
PDF Solutions, Inc. *	9,474	124
Perficient, Inc. *	11,151	430
Photronics, Inc. *	22,817	248
Plexus Corp. *	9,942	621

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Power Integrations, Inc.	9,959	901
Progress Software Corp.	15,187	578
Qualys, Inc. *	11,458	866
Rambus, Inc. *	37,734	495
Rogers Corp. *	6,302	862
Rudolph Technologies, Inc. *	10,566	279
Sanmina Corp. *	23,632	759
ScanSource, Inc. *	8,571	262
SMART Global Holdings, Inc. *	4,467	114
SolarEdge Technologies, Inc. *	16,289	1,364
SPS Commerce, Inc. *	11,845	558
Sykes Enterprises, Inc. *	13,134	402
TiVo Corp.	42,709	325
TTEC Holdings, Inc.	4,893	234
TTM Technologies, Inc. *	33,313	406
Ultra Clean Holdings, Inc. *	13,428	196
Unisys Corp. *	17,580	131
Veeco Instruments, Inc. *	16,628	194
Viavi Solutions, Inc. *	77,709	1,088
Virtusa Corp. *	10,270	370
Xperi Corp.	16,754	346

Total		35,627

Materials (4.3%)
AdvanSix, Inc. *	9,445	243
AK Steel Holding Corp. *	107,430	244
American Vanguard Corp.	9,024	142
Balchem Corp.	10,987	1,090
Boise Cascade Co.	13,234	431
Century Aluminum Co. *	16,903	112
Clearwater Paper Corp. *	5,608	118
Ferro Corp. *	27,821	330
FutureFuel Corp.	8,763	105
GCP Applied Technologies, Inc. *	18,260	351
H.B. Fuller Co.	17,289	805
Hawkins, Inc.	3,223	137
Haynes International, Inc.	4,249	152
Innophos Holdings, Inc.	6,686	217
Innospec, Inc.	8,314	741
Kaiser Aluminum Corp.	5,434	538
Koppers Holdings, Inc. *	7,023	205
Kraton Corp. *	10,766	348
Livent Corp. *	49,568	332
LSB Industries, Inc. *	7,428	38
Materion Corp.	6,927	425

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Materials continued
Mercer International, Inc.	13,594	170
Myers Industries, Inc.	12,052	213
Neenah Paper, Inc.	5,725	373
Olympic Steel, Inc.	3,072	44
P.H. Glatfelter	14,998	231
Quaker Chemical Corp.	4,379	692
Rayonier Advanced Materials, Inc.	16,967	73
Schulman, Inc. - Contingent Value Rights *,Æ	8,527	4
Schweitzer-Mauduit International, Inc.	10,491	393
Stepan Co.	6,817	662
SunCoke Energy, Inc. *	30,970	175
TimkenSteel Corp. *	13,544	85
Tredegar Corp.	8,381	164
Trinseo SA	13,650	586
US Concrete, Inc. *	5,374	297
Warrior Met Coal, Inc.	17,511	342

Total		11,608

Real Estate (6.5%)
Acadia Realty Trust	28,676	820
Agree Realty Corp.	14,250	1,042
American Assets Trust, Inc.	16,223	758
Armada Hoffler Properties, Inc.	17,990	325
CareTrust REIT, Inc.	32,447	763
CBL & Associates Properties, Inc.	58,904	76
Cedar Realty Trust, Inc.	29,180	88
Chatham Lodging Trust	15,932	289
Community Healthcare Trust, Inc.	6,194	276
DiamondRock Hospitality Co.	67,978	697
Easterly Government Properties, Inc.	24,184	515
Four Corners Property Trust, Inc.	23,232	657
Franklin Street Properties Corp.	36,411	308
Getty Realty Corp.	11,589	372
Global Net Lease, Inc.	28,688	559
Hersha Hospitality Trust	12,401	184
Independence Realty Trust, Inc.	30,624	438
Innovative Industrial Properties, Inc.	3,838	354
iStar, Inc.	20,053	262
Kite Realty Group Trust	28,516	460
Lexington Realty Trust	84,129	862
LTC Properties, Inc.	13,498	691
Marcus & Millichap, Inc. *	7,964	283
National Storage Affiliates Trust	20,134	672

Index 600 Stock Portfolio

Common Stocks (93.7%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Office Properties Income Trust	16,337	501
Pennsylvania Real Estate Investment Trust	20,275	116
RE/MAX Holdings, Inc. - Class A	6,055	195
Realogy Holdings Corp.	38,819	259
Retail Opportunity Investments Corp.	38,815	708
RPT Realty	27,287	370
Saul Centers, Inc.	3,983	217
Summit Hotel Properties, Inc.	35,696	414
Universal Health Realty Income Trust	4,298	442
Urstadt Biddle Properties, Inc. - Class A	10,150	241
Washington Prime Group, Inc.	63,357	262
Washington Real Estate Investment Trust	27,193	744
Whitestone REIT	13,662	188
Xenia Hotels & Resorts, Inc.	38,248	808

Total		17,216

Utilities (2.2%)
American States Water Co.	12,506	1,124
Avista Corp.	22,448	1,087
California Water Service Group	16,346	865
El Paso Electric Co.	13,851	929
Northwest Natural Holding Co.	10,337	738
South Jersey Industries, Inc.	31,371	1,033

Total		5,776

Total Common Stocks (Cost: $225,905)		250,251

Investment Companies (2.0%)
Investment Companies (2.0%)
iShares Core S&P Small-Cap ETF	69,703	5,426

Total		5,426

Total Investment Companies (Cost: $5,415)		5,426

Short-Term Investments (4.4%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (2.8%)
Exxon Mobil Corp. 0.000%, 10/23/19	1,000,000	999
General Mills, Inc. 0.000%, 10/4/19 144A	1,000,000	1,000
Marriott International, Inc. 0.000%, 10/15/19 144A	500,000	499
0.000%, 11/13/19 144A	500,000	499
Pfizer, Inc.
0.000%, 1/23/20 144A	1,000,000	993
QUALCOMM, Inc. 0.000%, 12/4/19 144A	500,000	498
Societe Generale SA 0.000%, 11/25/19 144A	1,000,000	997
Walgreens Boots Alliance, Inc. 0.000%, 10/9/19 144A	500,000	500
0.000%, 10/25/19 144A	500,000	499
The Walt Disney Co. 0.000%, 1/23/20 144A	1,000,000	993

Total		7,477

Money Market Funds (1.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	4,144,833	4,145

Total		4,145

Total Short-Term Investments (Cost: $11,623)		11,622

Total Investments (100.1%) (Cost: $242,943)@		267,299

Other Assets, Less Liabilities (-0.1%)		(322)

Net Assets (100.0%)		266,977

Index 600 Stock Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	JP Morgan	1-Month USD LIBOR + 22.0 basis points	S&P SmallCap 600 Index	5/20	10,763	$515	$515

						$515	$515

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	$515	$515	—	—	—	—

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $6,478 representing 2.4% of the net assets.

#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $242,943 and the net unrealized appreciation of investments based on that cost was $24,871 which is comprised of $53,069 aggregate gross unrealized appreciation and $28,198 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Materials	$11,604	$—	$4
All Others	238,643	—	—
Investment Companies	5,426	—	—
Short-Term Investments
Money Market Funds	4,145	—	—
All Others	—	7,477	—
Other Financial Instruments^
Total Return Swaps	—	515	—

Total Assets:	$259,818	$7,992	$4

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand